-----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response. . . . . . . 5.0
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10039

                                    J&B Funds
               (Exact name of registrant as specified in charter)
                 90 South Seventh Street, Minneapolis, MN 55402
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).






                                    J&B FUNDS
                                SEMIANNUAL REPORT
                                DECEMBER 31, 2003





                                  EQUITY FUNDS
                       J&B MID-CAP AGGRESSIVE GROWTH FUND
                      J&B SMALL-CAP AGGRESSIVE GROWTH FUND
                        J&B SMALL-CAP INTERNATIONAL FUND
















                                    J&B FUNDS
                              JONES & BABSON, INC.
                             MANAGER AND DISTRIBUTOR
                         A MEMBER OF THE GENERALI GROUP

                                    TABLE OF
                                    CONTENTS

J&B Mid-Cap Aggressive Growth Fund......................................   1

J&B Small-Cap
   Aggressive Growth Fund ..............................................   2


J&B Small-Cap
   International Fund ..................................................   3


Statements of Assets
   and Liabilities .....................................................   6


Statements of Operations ...............................................   7


Statements of Changes
   in Net Assets .......................................................   8


Notes to Financial Statements ..........................................  10


Financial Highlights ...................................................  13

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

J&B MID-CAP AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 90.26%
CONSUMER CYCLICAL -- 20.71%
    1,740    Advance Auto Parts, Inc. (b) ........................   $  141,635
    1,455    Cummins, Inc. .......................................       71,208
    1,637    Fred's, Inc. ........................................       50,714
    2,170    Hot Topic, Inc. (b) .................................       63,928
    3,700    Select Comfort Corp. (b) ............................       91,612
    3,520    Shuffle Master, Inc. (b) ............................      121,862
    3,860    Station Casinos, Inc. ...............................      118,232
    4,110    Tuesday Morning Corp. (b) ...........................      124,328
    1,695    Wabash National Corp. (b) ...........................       49,664
                                                                     ----------
                                                                        833,183
                                                                     ==========
CONSUMER STAPLES -- 6.08%
    5,530    Cott Corp. (b) ......................................      154,895
    2,450    Krispy Kreme Doughnuts, Inc. (b) ....................       89,670
                                                                     ----------
                                                                        244,565
                                                                     ==========
ENERGY -- 2.68%
    2,205    Patina Oil & Gas Corp. ..............................      108,023
                                                                     ==========
FINANCIAL -- 11.57%
    1,675    Arch Capital Group Ltd. (b) .........................       66,766
    4,410    ProAssurance Corp. (b) ..............................      141,782
    4,600    UCBH Holdings, Inc. .................................      179,261
    2,220    W.R. Berkley Corp. ..................................       77,589
                                                                     ----------
                                                                        465,398
                                                                     ==========
HEALTHCARE -- 22.55%
    3,620    Advanced Neuromodulation Systems,
              Inc. (b) ...........................................      166,447
    3,380    American Healthways, Inc. (b) .......................       80,681
    4,580    Biolase Technology, Inc. (b) ........................       76,028
    2,680    Cooper Cos., Inc. ...................................      126,308
    2,240    Martek Biosciences Corp. (b) ........................      145,533
    1,810    Pharmaceutical Resources, Inc. (b) ..................      117,922
      830    Stericycle, Inc. (b) ................................       38,761
    2,250    Varian Medical Systems, Inc. (b) ....................      155,475
                                                                     ----------
                                                                        907,155
                                                                     ==========

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 24.98%
    6,155    Align Technology, Inc. (b) ..........................   $  101,681
    2,110    Ask Jeeves, Inc. (b) ................................       38,233
    2,295    eResearch Technology, Inc. (b) ......................       58,339
    2,780    J2 Global Communications, Inc. (b) ..................       68,861
    4,625    Lexar Media, Inc. (b) ...............................       80,614
    4,150    Magma Design Automation, Inc. (b) ...................       96,861
    2,540    Metrologic Instruments, Inc. (b) ....................       68,580
    1,065    Omnivision Technologies, Inc. (b) ...................       58,841
    3,845    Radware Ltd. (b) ....................................      104,776
    2,000    Rofin-Sinar Technologies, Inc. (b) ..................       69,120
    1,010    SanDisk Corp. (b) ...................................       61,751
    2,895    Stratasys, Inc. (b) .................................       78,918
    2,250    Synaptics, Inc. (b) .................................       33,705
   10,140    Tumbleweed Communications
              Corp. (b) ..........................................       84,973
                                                                     ----------
                                                                      1,005,253
                                                                     ==========
TRANSPORTATION & SERVICES -- 1.69%
      920    Harman International Industries, Inc. ................      68,062
                                                                     ----------

TOTAL COMMON STOCKS ..............................................    3,631,639
(COST $2,524,908)                                                    ==========

INVESTMENT COMPANIES -- 8.57%
  182,099    Wells Fargo Government Institutional
              Money Market .......................................      182,099
  162,724    Wells Fargo Prime Investment Money
              Market .............................................      162,724
                                                                     ----------

TOTAL INVESTMENT COMPANIES .......................................      344,823
(COST $344,823)                                                      ==========

TOTAL INVESTMENTS (A) -- 98.83% ..................................    3,976,462
(COST $2,869,731)

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.17% ...................       46,901
                                                                     ----------

NET ASSETS -- 100.00% ............................................   $4,023,363
                                                                     ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION
    (DEPRECIATION) OF SECURITIES.

(b) NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

J&B SMALL-CAP AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.00%
AUTO & TRANSPORT -- 3.18%
    2,425    J.B. Hunt Transport Services, Inc. (b) ..............   $   65,499
    1,700    Knight Transportation, Inc. (b) .....................       43,605
                                                                     ----------
                                                                        109,104
                                                                     ==========
CONSUMER DISCRETIONARY -- 26.51%
    3,750    Aquantive, Inc. (b) .................................       38,438
    3,750    Bombay Co., Inc. (b) ................................       30,525
    1,350    Cache, Inc. (b) .....................................       28,121
      425    Career Education Corp. (b) ..........................       17,030
    1,700    Charles River Associates, Inc. (b) ..................       54,383
    2,324    Chico's FAS, Inc. (b) ...............................       85,871
    1,050    Corporate Executive Board Co. (b) ...................       49,004
    3,250    Education Management Corp. (b) ......................      100,879
    1,887    Fred's, Inc. ........................................       58,459
    1,875    Hot Topic, Inc. (b) .................................       55,238
    1,525    Kroll, Inc. (b) .....................................       39,650
    1,600    MSC Industrial Direct Co., Inc. .....................       44,000
    4,050    Navigant Consulting Co. (b) .........................       76,382
    2,700    Petsmart, Inc. ......................................       64,260
    2,950    Providence Service Corp. (b) ........................       47,731
    1,975    Radio One, Inc. Cl. D (b) ...........................       38,118
    4,025    SunOpta, Inc. (b) ...................................       37,151
    2,550    United Online, Inc. (b) .............................       42,815
                                                                     ----------
                                                                        908,055
                                                                     ==========
FINANCIAL SERVICES -- 9.41%
      650    Affiliated Managers Group, Inc. (b) .................       45,234
    2,375    Boston Private Financial Holdings,
              Inc. ...............................................       58,995
    2,100    Digital Insight Corp. (b) ...........................       52,290
      775    East-West Bancorp, Inc. .............................       41,602
    1,975    UCBH Holdings, Inc. .................................       76,965
    1,050    Wintrust Financial Corp. ............................       47,355
                                                                     ----------
                                                                        322,441
                                                                     ==========
HEALTH CARE -- 15.12%
    2,750    American Medical Systems Holdings,
              Inc. (b) ...........................................       59,950
    2,425    Candela Corp. (b) ...................................       44,087
      975    IDX Systems Corp. (b) ...............................       26,150
      637    INAMED Corp. (b) ....................................       30,614
      900    Martek Biosciences Corp. (b) ........................       58,473
    1,025    Medicis Pharmaceutical Corp., Cl. A .................       73,082
    3,450    Odyssey Healthcare, Inc. (b) ........................      100,946
      600    Respironics, Inc. (b) ...............................       27,054
      650    Stericycle, Inc. (b) ................................       30,355
    1,550    Synovis Life Technologies, Inc. (b) .................       31,527
    1,550    United Therapeutics Corp. (b) .......................       35,573
                                                                     ----------
                                                                        517,811
                                                                     ==========
OIL INTEGRATED -- 1.78%
    5,775    KCS Energy, Inc. (b) ................................       60,926
                                                                     ==========

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
OTHER ENERGY -- 2.28%
    3,175    Ultra Petroleum Corp. (b) ...........................   $   78,169
                                                                     ==========
PRODUCER DURABLES -- 1.05%
    1,375    Advanced Energy Industries, Inc. (b) ................       35,819
                                                                     ==========
TECHNOLOGY -- 35.67%
    2,600    Advanced Digital Information Corp. (b) ..............       36,400
    3,550    Altiris, Inc. (b) ...................................      129,503
      975    Avid Technology, Inc. (b) ...........................       46,800
    1,425    Avocent Corp. (b) ...................................       52,041
    2,050    Callidus Software, Inc. (b) .........................       36,265
    3,625    Concur Technologies, Inc. (b) .......................       35,090
    3,025    Cray, Inc. (b) ......................................       30,038
    3,375    Ditech Communications Corp. (b) .....................       64,463
    3,050    Foundry Networks, Inc. (b) ..........................       83,447
    1,225    Integrated Circuit Systems, Inc. (b) ................       34,900
    3,475    Lionbridge Technologies, Inc. (b) ...................       33,395
    1,350    ManTech International Corp., Cl. A (b) ..............       33,683
    1,650    Merge Technologies, Inc. (b) ........................       29,106
    2,775    Neoware Systems, Inc. (b) ...........................       38,018
    4,350    O2MICRO International Ltd. (b) ......................       97,439
      775    Omnivision Technologies, Inc. (b) ...................       42,819
    3,400    Packeteer, Inc. (b) .................................       57,732
      825    Power Integrations, Inc. (b) ........................       27,605
    3,150    Radware Ltd. (b) ....................................       85,837
    1,175    Silicon Laboratories, Inc. (b) ......................       50,784
    6,175    SupportSoft, Inc. (b) ...............................       81,201
    5,250    The Ultimate Software Group, Inc. (b) ...............       46,043
    2,200    Verint Systems, Inc. (b) ............................       49,632
                                                                     ----------
                                                                      1,222,241
                                                                     ----------

TOTAL COMMON STOCKS ..............................................    3,254,566
(COST $2,119,006)                                                    ==========

INVESTMENT COMPANIES -- 5.48%
   55,448    Wells Fargo Government Institutional
              Money Market .......................................       55,448
  132,307    Wells Fargo Prime Investment Money
              Market .............................................      132,307
                                                                     ----------

TOTAL INVESTMENT COMPANIES .......................................      187,755
(COST $187,755)                                                      ==========

TOTAL INVESTMENTS (A) -- 100.48% .................................    3,442,321
(COST $2,306,761)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.48)% .................      (16,508)
                                                                     ----------

NET ASSETS -- 100.00% ............................................   $3,425,813
                                                                     ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION
    (DEPRECIATION) OF SECURITIES.

(b) NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
2                                                    J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J&B SMALL CAP INTERNATIONAL FUND
--------------------------------------------------------------------------------

The sector's strength began at the end of the first quarter of 2003, as the first phase of the Iraqi War wound down. Our companies did especially well during that period, probably because they were cheaper and of higher quality than the average small company. Of the 44 companies owned at some point in the portfolio in 2003, all but five were up. We had several big winners. SEZ Holdings AG bounced because it started winning orders for its machines used in the treatment of 300 mm silicon wafers for semiconductor production. It has a huge technological lead in the single-spin process of cleaning semiconductor wafers, a growing segment within the semiconductor equipment chain. Elekta AB, the Swedish medical equipment company, was up strongly as it continued to gain share in the U.S., despite fighting the headwind of a weak dollar. SBS Broadcasting S.A. saw advertising growth in its European television stations and with a lower cost base than in previous years, margins rose sharply. The company used cash from operations and from asset sales to pay off its debt, transferring value to shareholders.

Laggards included Danier Leather and Van der Moolen Holdings. Danier is suffering from a sluggish environment for specialty retailers and faced some exceptional operational problems last winter. We think the company remains well run and inexpensive. Van der Moolen, a specialist trader on the New York Stock Exchange, faced the scrutiny of regulators investigating the role of specialists. We sold the stock amid the uncertainty surrounding its business model.

The environment is somewhat different than nine months ago when many companies were grossly underpriced. After three tough years, the rally was welcome but we're not at the end of the road. Nobody should expect a year as strong (in absolute or relative terms) as 2003. The asset class retains, however, many favorable factors, such as an economic recovery in Europe, increased merger and acquisition activity and attractive relative valuations. We will continue to find new names for the portfolio. In these environments, stock pickers will be best positioned to outperform.

Our portfolio looks solid. We have been raising our target values lately as we see greater business strength in 2004 and beyond. So while our price to earnings ratio is higher than it has been in the past (about 15 times vs. 13 times), the confidence we have in our earnings estimates is higher. On a primary level, the stronger foreign currency probably added 20 percentage points to our performance. That's a static analysis, however. The strong Euro undermined the dollar profits of our companies. Markets have been strong so far this year and we remain optimistic about 2004.

Denver Investment Advisors

--------------------------------------------------------------------------------
                FUND DIVERSIFICATION
--------------------------------------------------------------------------------

                TOP HOLDINGS                        % OF TOTAL
                -----------------------------------------------
                SBS BROADCASTING SA ............        4.1%
                ELEKTA AB-B SHS ................        4.0
                NEOPOST ........................        3.8
                ZARLINK SEMICONDUCTOR INC.              3.6
                ELMOS SEMICONDUCTOR AG .........        3.4
                MELEXIS NV .....................        3.4
                HUNTER DOUGLAS NV ..............        3.4
                FAITH INC. .....................        3.4
                CHIYODA CHEMICAL ...............        3.3
                ION LTD. .......................        3.2%
                                                       ----

                TOTAL ..........................       35.6%
--------------------------------------------------------------------------------
As of December 31, 2003, schedule of investments. Subject to change.





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

J&B SMALL-CAP INTERNATIONAL FUND

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.95%
AUSTRALIA -- 3.22%
CONSUMER CYCLICAL -- 3.22%
   85,500    Ion Ltd. ............................................     $153,320
                                                                       ========
BELGIUM -- 3.39%
TECHNOLOGY -- 3.39%
   13,600    Melexis NV ..........................................      161,251
                                                                       ========
CANADA -- 7.57%
CONSUMER CYCLICAL -- 1.79%
   10,300    Danier Leather, Inc. (b) ............................       85,206
SEMICONDUCTORS -- 3.58%
   50,300    Zarlink Semiconductor, Inc. (b) .....................      170,488
TECHNOLOGY -- 2.20%
    8,900    GSI Lumonics, Inc. (b) ..............................      104,753
                                                                       --------
                                                                        360,447
                                                                       ========
FRANCE -- 6.83%
CAPITAL GOODS -- 3.82%
    3,600    Neopost SA ..........................................      181,634
TECHNOLOGY -- 3.01%
   18,200    Lectra SA (b) .......................................      143,479
                                                                       --------
                                                                        325,113
                                                                       ========
GERMANY -- 13.35%
CAPITAL GOODS -- 5.42%
    3,800    Pfeiffer Vacuum Technology AG .......................      133,728
    5,200    Zapf Creation AG ....................................      124,949
                                                                       --------
                                                                        258,677
                                                                       ========
CONSUMER STAPLES -- 2.58%
    5,900    Singulus Technologies AG (b) ........................      122,792
ENERGY -- 1.90%
    4,700    Techem AG (b) .......................................       90,704
SEMICONDUCTORS -- 3.45%
   10,500    Elmos Semiconductor AG (b) ..........................      164,228
                                                                       --------
                                                                        636,401
                                                                       ========
HONG KONG -- 4.63%
BASIC MATERIALS -- 2.16%
  166,600    Global BIO-CHEM Technology Group
              Co. Ltd. ...........................................      103,004
CONSUMER CYCLICAL -- 2.47%
  253,100    Giordano International Ltd. .........................      117,363
                                                                       --------
                                                                        220,367
                                                                       ========

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
IRELAND -- 4.52%
CONSUMER CYCLICAL -- 2.08%
  287,084    Waterford Wedgewood PLC .............................     $ 79,665
   69,813    Waterford Wedgewood PLC
              Restricted Shares ..................................       19,373
                                                                       --------
                                                                         99,038
                                                                       ========
MULTI-MEDIA -- 2.44%
   49,000    Independent News & Media PLC ........................      116,196
                                                                       --------
                                                                        215,234
                                                                       ========
ITALY -- 3.10%
CAPITAL GOODS -- 3.10%
   33,000    Interpump Group SpA .................................      147,767
                                                                       ========
JAPAN -- 6.61%
TECHNOLOGY -- 6.61%
   25,300    Chiyoda Corp. (b) ...................................      155,336
       18    Faith, Inc. .........................................      159,560
                                                                       --------
                                                                        314,896
                                                                       ========
LUXEMBURG -- 4.11%
MULTI-MEDIA -- 4.11%
    6,000    SBS Broadcasting SA (b) .............................      195,599
                                                                       ========
MEXICO -- 2.04%
MULTI-MEDIA -- 2.04%
   51,200    Corp. Interamericana de Entreten-
              imiento Cl. B (b) ..................................       97,003
                                                                       ========
NETHERLANDS -- 4.86%
CAPITAL GOODS -- 1.50%
    2,700    Boskalis Westminster NV .............................       71,212
CONSUMER CYCLICAL -- 3.36%
    3,420    Hunter Douglas NV ...................................      160,086
                                                                       --------
                                                                        231,298
                                                                       ========
NEW ZEALAND -- 2.76%
HEALTH CARE -- 2.76%
   15,800    Fisher & Paykel Healthcare Corp.
              Ltd. ...............................................      131,225
                                                                       ========
NORWAY -- 2.92%
ENERGY -- 2.92%
    6,900    Prosafe ASA .........................................      138,979
                                                                       ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
4                                                    J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

J&B SMALL-CAP INTERNATIONAL FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
SWEDEN -- 11.94%
CONSUMER CYCLICAL -- 2.74%
    5,400    Munters AB ..........................................   $  130,585
HEALTHCARE -- 6.28%
    9,665    Elekta AB Cl. B (b) .................................      181,338
      535    Elekta Redemption Shares (b) ........................       10,038
   11,200    Getinge AB Cl. B ....................................      107,403
                                                                     ----------
                                                                        298,779
                                                                     ==========
MULTI-MEDIA -- 2.92%
   14,520    Eniro AB ............................................      139,241
                                                                     ----------
                                                                        568,605
                                                                     ==========
SWITZERLAND -- 2.38%
TECHNOLOGY -- 2.38%
    3,300    SEZ Holding AG (b) ..................................      113,402
                                                                     ==========
UNITED KINGDOM -- 12.72%
BASIC MATERIALS -- 2.28%
   17,400    Victrex PLC .........................................      108,397
CONSUMER CYCLICAL -- 2.87%
   56,900    McBride PLC .........................................      136,492
MULTI-MEDIA -- 5.62%
   24,800    HIT Entertainment PLC ...............................      130,745
   15,100    Taylor & Francis Group PLC ..........................      137,590
                                                                     ----------
                                                                        268,335
                                                                     ==========
TECHNOLOGY -- 1.95%
    9,500    Renishaw PLC ........................................       92,685
                                                                     ----------
                                                                        605,909
                                                                     ==========

TOTAL COMMON STOCKS ..............................................    4,616,816
(COST $3,356,804)                                                    ==========

--------------------------------------------------------------------------------
SHARES       DESCRIPTION                                            MARKET VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 8.39%
  210,584    Wells Fargo Government Institutional
               Money Market ......................................   $  210,584
  189,185    Wells Fargo Prime Investment Money
               Market ............................................      189,185
                                                                     ----------
                                                                        399,769
                                                                     ==========

TOTAL INVESTMENT COMPANIES .......................................      399,769
(COST $399,769)                                                      ==========

TOTAL INVESTMENTS (A) -- 105.34% .................................    5,016,585
(COST $3,756,573)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.34)% .................     (254,481)
                                                                     ----------

NET ASSETS -- 100.00% ............................................   $4,762,104
                                                                     ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                       J&B MID-CAP        J&B SMALL-CAP      J&B SMALL-CAP
                                                                       AGGRESSIVE          AGGRESSIVE        INTERNATIONAL
                                                                       GROWTH FUND         GROWTH FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost ............................................    $  2,869,731       $  2,306,761       $  3,756,573
                                                                       ==================================================
  Investments, at value ...........................................    $  3,976,462       $  3,442,321       $  5,016,585
  Cash ............................................................          67,590                 --            129,647
  Receivables:
   Dividends ......................................................             587                202              3,307
   Fund shares sold ...............................................              --                 --                 25
   Forward foreign currency contracts .............................              --                 --              1,178
   Expense reimbursement ..........................................           5,233              5,197              6,957
   Foreign tax ....................................................              --                 --              3,421
   Prepaid expenses and other assets ..............................           3,420              3,519              4,152
                                                                       --------------------------------------------------

    Total assets: .................................................       4,053,292          3,451,239          5,165,272
                                                                       --------------------------------------------------

LIABILITIES AND NET ASSETS:
  Payables:
   Management fees ................................................           3,716              3,588              5,387
   Administration fees ............................................             338                287                372
   Transfer agent fees ............................................           2,510              1,787              1,978
   Custodian fees .................................................              21                269                700
   Accounting fees ................................................           1,388              1,108                710
   Directors'/Trustees' fees ......................................           9,184              7,852              9,523
   Investments purchased ..........................................              --                 --            377,599
   Other ..........................................................          12,772             10,535              6,899
                                                                       --------------------------------------------------

    Total liabilities: ............................................          29,929             25,426            403,168
                                                                       --------------------------------------------------
NET ASSETS ........................................................    $  4,023,363       $  3,425,813       $  4,762,104
                                                                       --------------------------------------------------

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) .....................    $  3,940,540       $  5,297,643       $  4,435,107
  Accumulated undistributed net investment income (loss) ..........         (20,141)           (21,280)            (6,054)
  Accumulated undistributed net realized gain (loss) on sale of
   investments and foreign currency transactions ..................      (1,003,767)        (2,986,110)          (926,446)
  Net unrealized appreciation (depreciation) in value of
   investments and translation of assets and liabilities in foreign
   currency .......................................................       1,106,731          1,135,560          1,259,497
                                                                       --------------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES .......................    $  4,023,363       $  3,425,813       $  4,762,104
                                                                       --------------------------------------------------
 Capital shares, $1.00 par value:
  Authorized ......................................................      Unlimited          Unlimited         Unlimited
                                                                       ==================================================

  Outstanding .....................................................         400,589            417,406            474,575
                                                                       ==================================================

NET ASSET VALUE PER SHARE .........................................    $      10.04       $       8.21       $      10.03
                                                                       ==================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                                                    J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                       J&B MID-CAP        J&B SMALL-CAP      J&B SMALL-CAP
                                                                       AGGRESSIVE          AGGRESSIVE        INTERNATIONAL
                                                                       GROWTH FUND         GROWTH FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ...................................................        $      3,669       $      1,360       $     29,607
  Foreign tax withheld ........................................                  --                 --             (4,288)
                                                                       --------------------------------------------------

                                                                              3,669              1,360             25,319
                                                                       --------------------------------------------------

EXPENSES:
  Management fees .............................................              20,986             20,246             28,452
  Administration fees .........................................               1,908              1,620              1,962
  Registration fees ...........................................               7,815              7,799              7,506
  Transfer agent fees .........................................               2,432              2,118              2,499
  Custodian fees ..............................................               1,872              1,605              5,344
  Accounting fees .............................................               2,564              2,638              3,087
  Professional fees ...........................................               7,579              6,535              7,759
  Directors'/Trustees' fees ...................................               9,607              8,264              9,813
  Other .......................................................               5,562              4,773              5,685
                                                                       --------------------------------------------------

   Total expenses before voluntary reduction of management fees              60,325             55,598             72,107
   Less: fee waivers and expense reimbursements ...............             (36,515)           (32,958)           (40,734)
                                                                       --------------------------------------------------

    Net expenses ..............................................              23,810             22,640             31,373
                                                                       --------------------------------------------------

    Net investment income (loss) ..............................             (20,141)           (21,280)            (6,054)
                                                                       --------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
  Realized gain (loss) from:
   Investment transactions ....................................             459,531            303,883            212,520
   Foreign currency transactions ..............................                  --                 --             (4,100)
  Change in net unrealized appreciation (depreciation) from:
   Investments ................................................             444,576            447,467            889,339
   Translation of assets and liabilities in foreign currencies                   --                 --               (634)
                                                                       --------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currency transactions .............................             904,107            751,350          1,097,125
                                                                       --------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS ...............................................        $    883,966       $    730,070       $  1,091,071
                                                                       ==================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                       J&B MID-CAP AGGRESSIVE GROWTH FUND
                                                                                       SIX MONTHS ENDED
                                                                                       DECEMBER 31, 2003     YEAR ENDED
                                                                                           (UNAUDITED)      JUNE 30, 2003
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) .....................................................      $    (20,141)      $    (32,943)
  Net realized gain (loss) from investments and foreign currency transactions ......           459,531           (379,543)
  Change in net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities in foreign currencies during the period           444,576            301,139
                                                                                          -------------------------------

    Net increase (decrease) in net assets resulting from operations ................           883,966            (11,347)
                                                                                          -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Return of Capital ................................................................                --                 --

CAPITAL SHARE TRANSACTIONS:
  Shares sold ......................................................................           114,863             16,585
  Reinvested distributions .........................................................                --                 --
                                                                                          -------------------------------

                                                                                               114,863             16,585
  Shares repurchased ...............................................................          (210,349)           (89,833)
                                                                                          -------------------------------

   Net increase (decrease) from capital share transactions .........................           (95,486)           (73,248)
                                                                                          -------------------------------

   Net increase (decrease) in net assets ...........................................           788,480           (184,595)

NET ASSETS:
  Beginning of period ..............................................................         3,234,883          3,419,478
                                                                                          -------------------------------

  End of period ....................................................................      $  4,023,363       $  3,234,883
                                                                                          ===============================

  Undistributed net investment income (loss) at end of period ......................      $    (20,141)      $         --
                                                                                          ===============================

 Fund share transactions:
  Shares sold ......................................................................            13,586              2,326
  Reinvested distributions .........................................................                --                 --
                                                                                          -------------------------------

                                                                                                13,586              2,326
  Shares repurchased ...............................................................           (23,204)           (13,016)
                                                                                          -------------------------------

   Net increase (decrease) in fund shares ..........................................            (9,618)           (10,690)
                                                                                          ===============================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                                                    J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                         J&B SMALL-CAP                     J&B SMALL-CAP
                                                                    AGGRESSIVE GROWTH FUND              INTERNATIONAL FUND
                                                               SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                               DECEMBER 31, 2003    YEAR ENDED   DECEMBER 31, 2003    YEAR ENDED
                                                                  (UNAUDITED)     JUNE 30, 2003     (UNAUDITED)     JUNE 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) ..............................     $   (21,280)     $   (66,144)     $    (6,054)     $      (864)
  Net realized gain (loss) from investments and
   foreign currency transactions ............................         303,883       (1,924,859)         208,420         (308,355)
  Change in net unrealized appreciation (depreciation)
   on investments and translation of assets and liabilities
   in foreign currencies during the period ..................         447,467          316,780          888,705          592,796
                                                                  --------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations .............................................         730,070       (1,674,223)       1,091,071          283,577

DISTRIBUTIONS TO SHAREHOLDERS:
  Return of Capital .........................................              --               --               --         (192,818)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ...............................................          39,104        5,826,767          419,800        1,370,049
  Reinvested distributions ..................................              --               --                4          192,788
                                                                  --------------------------------------------------------------

                                                                       39,104        5,826,767          419,804        1,562,837
  Shares repurchased ........................................         (87,725)      (5,742,278)         (34,362)      (1,360,738)
                                                                  --------------------------------------------------------------

   Net increase (decrease) from capital share transactions ..         (48,621)          84,489          385,442          202,099
                                                                  --------------------------------------------------------------

   Net increase (decrease) in net assets ....................         681,449       (1,589,734)       1,476,513          292,858

NET ASSETS:
  Beginning of period .......................................       2,744,364        4,334,098        3,285,591        2,992,733
                                                                  --------------------------------------------------------------

  End of period .............................................     $ 3,425,813      $ 2,744,364      $ 4,762,104      $ 3,285,591
                                                                  ==============================================================

  Undistributed net investment income (loss) at
    end of period ...........................................     $   (21,280)     $        --      $    (6,054)     $        --
                                                                  ==============================================================
Fund share transactions:
  Shares sold ...............................................           5,497          983,802           44,827          202,662
  Reinvested distributions ..................................              --               --              706           24,466
                                                                  --------------------------------------------------------------

                                                                        5,497          983,802           45,533          227,128
  Shares repurchased ........................................         (11,487)      (1,103,018)          (4,163)        (202,643)
                                                                  --------------------------------------------------------------

   Net increase (decrease) in fund shares ...................          (5,990)        (119,216)          41,370           24,485
                                                                  ==============================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The J&B Funds (comprised of the J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International Fund and collectively referred to herein as the "Funds" and individually as a "Fund") is a series type fund registered under the Investment Company Act of 1940, as amended, as a no-load open-end, diversified management investment company. The Funds were established as a Maryland Corporation.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATION -- Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Fair Market Value Committee. Short-term securities maturing within 60 days at time of purchase are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board.

B. SECURITY TRANSACTIONS AND RELATED INCOME -- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

C. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the J&B Small-Cap International Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The J&B Small-Cap International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The J&B Small-Cap International Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency,

--------------------------------------------------------------------------------
10                                                   J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

E. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid semi-annually for the Funds. Distributable net realized capital gains, if any, are declared and distributed annually for all the Funds.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

G. ALLOCATION METHODOLOGY -- Expenses directly related to one Fund are charged to that Fund. Other operating expenses for the Funds are prorated to the Funds on the basis of relative net assets or other appropriate basis.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six-months ended December 31, 2003 are as follows:

                 J&B MID-CAP AGGRESSIVE GROWTH FUND:
                      Purchases ...................   $1,946,132
                      Proceeds from sales .........    2,428,619

                 J&B SMALL-CAP AGGRESSIVE GROWTH FUND:
                      Purchases ...................   $1,085,176
                      Proceeds from sales .........    1,294,682

                 J&B SMALL-CAP INTERNATIONAL FUND:
                      Purchases ...................   $1,211,792
                      Proceeds from sales .........      811,129

4. TRANSACTIONS WITH AFFILIATES:

Management fees are paid to Jones & Babson, Inc. ("J&B"), a wholly owned subsidiary of RBC Dain Rauscher Corp., in accordance with the advisory agreements with the Funds. Management fees are accrued daily and paid monthly. The fees charged are calculated based on the following annual rates of average daily net assets:

                                                           ANNUAL RATE
         FUND                                              PERCENTAGE
         -------------------------------------------------------------
         J&B Mid-Cap Aggressive Growth Fund ...........        1.10%
         J&B Small-Cap Aggressive Growth Fund .........        1.25%
         J&B Small-Cap International Fund .............        1.45%

J&B and each Fund entered into an Administrative Services Agreement under which J&B will provide fund administration, transfer agency, fund accounting and other services. Each Fund will pay J&B an annual fee of 0.10% of average daily net assets under the Administrative Services Agreement.

J&B utilizes the services of McKinley Capital Management, Inc., Knappenberger Bayer and Denver Investment Advisors, LLC as sub-advisors for the J&B Mid-Cap Aggressive Growth Fund, the J&B Small-Cap Aggressive Growth Fund and the J&B Small-Cap International Fund, respectively. For these services, McKinley Capital Management, Inc., Knappenberger Bayer and Denver Investment Advisors, LLC receives an annual fee of 0.50%, 0.65% and 0.775% of average daily net assets, respectively.

--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

J&B has contractually agreed to waive fees and/or to make payments to limit the total operating expenses of the Funds as follows:

                                                           ANNUAL RATE
         FUND                                              PERCENTAGE
         -------------------------------------------------------------
         J&B Mid-Cap Aggressive Growth Fund ...........        1.25%
         J&B Small-Cap Aggressive Growth Fund .........        1.40%
         J&B Small-Cap International Fund .............        1.60%

5. FEDERAL INCOME TAX INFORMATION:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

On June 30, 2003, the Funds' most recent fiscal year end for tax purposes, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                             CAPITAL LOSS                 POST-OCTOBER
      FUND                     CARRYOVER      EXPIRES        LOSSES
      ----------------------------------------------------------------
      J&B Mid-Cap
       Aggressive Growth
       Fund                   $  709,788       2010        $  157,662
                                                           ==========
                              $  595,849       2011
                              ----------
                              $1,305,637
                              ==========

      J&B Small-Cap
       Aggressive Growth
       Fund                   $  803,380       2010        $1,359,253
                                                           ==========
                              $1,127,361       2011
                              ----------
                              $1,930,741
                              ==========

      J&B Small-Cap
       International Fund     $  733,810       2010        $  193,306
                                                           ==========
                              $  201,881       2011
                              ----------
                              $  935,691
                              ==========

POST OCTOBER LOSS DEFERRAL -- Capital (and foreign currency) losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

As of December 31, 2003, the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

                                                              NET UNREALIZED
                             UNREALIZED       UNREALIZED       APPRECIATION
FUND                        APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------
Small Cap
 Aggressive
 Growth ..................   $1,158,130       $(22,569)        $1,135,561
Mid Cap
 Aggressive
 Growth ..................    1,125,814        (19,083)         1,106,731
Small Cap
 International ...........    1,321,622        (61,610)         1,260,012

6. SUBSEQUENT EVENTS:

J&B Mid-Cap Aggressive Growth Fund and J&B Small-Cap Aggressive Growth Fund were liquidated on January 12, 2004. In February 2004, proxy statements were mailed to shareholders of J&B Small-Cap International Fund containing certain proposals to be considered at a special meeting of shareholders that is scheduled to occur on or about March 15, 2004. Among the matters to be considered by shareholders of J&B Small-Cap International Fund are: (i) electing trustees; (ii) modifying certain investment restrictions; and (iii) reorganizing the Fund as separate series of a new Delaware statutory trust, the Tamarack Funds Trust.


--------------------------------------------------------------------------------
12                                                   J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    J&B MID-CAP AGGRESSIVE GROWTH FUND
                                                                                                                        DECEMBER 19,
                                                                   SIX MONTHS ENDED                                       2000(a)
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        DECEMBER 31, 2003      YEARS ENDED JUNE 30,            THROUGH
OUTSTANDING THROUGHOUT EACH PERIOD.                                  (UNAUDITED)         2003             2002         JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $  7.89          $  8.12          $  9.82          $ 10.00
                                                                       ----------------------------------------------------------
 Income from investment operations:
  Net investment income (loss) ..................................        (0.05)           (0.08)           (0.10)           (0.04)
  Net gains (losses) on securities (both realized and
    unrealized) .................................................         2.20            (0.15)           (1.59)           (0.14)
                                                                       ----------------------------------------------------------

Total from investment operations ................................         2.15            (0.23)           (1.69)           (0.18)
                                                                       ----------------------------------------------------------
 Less distributions:
  Return of capital .............................................           --               --            (0.01)              --
                                                                       ----------------------------------------------------------

Net asset value, end of period ..................................      $ 10.04          $  7.89          $  8.12          $  9.82
                                                                       ==========================================================
Total return* ...................................................        27.25%           (2.83%)         (17.25%)          (1.80%)
                                                                       ==========================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $ 4,023          $ 3,235          $ 3,419          $ 3,992
Ratio of expenses to average net assets** .......................         1.25%            1.25%            1.25%            1.25%
Ratio of expenses to average net assets before fee waivers
 and expense reimbursements** ...................................         3.17%            1.66%            1.85%            1.33%
Ratio of net investment income (loss) to average net assets** ...        (1.06%)          (1.12%)          (1.11%)          (0.80%)
Ratio of net investment income (loss) to average net assets
 before fee waivers and expense reimbursements** ................        (2.97%)          (1.53%)          (1.70%)          (0.88%)
Portfolio turnover rate .........................................           54%             105%              96%              56%

(a)COMMENCEMENT OF OPERATIONS.

  *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

 **ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    J&B SMALL-CAP AGGRESSIVE GROWTH FUND
                                                                                                                        DECEMBER 19,
                                                                   SIX MONTHS ENDED                                       2000(a)
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        DECEMBER 31, 2003      YEARS ENDED JUNE 30,            THROUGH
OUTSTANDING THROUGHOUT EACH PERIOD.                                  (UNAUDITED)         2003             2002         JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $  6.48          $  7.99          $  9.99          $ 10.00
                                                                       ----------------------------------------------------------
 Income from investment operations:
  Net investment income (loss) ..................................        (0.05)           (0.16)           (0.11)           (0.05)
  Net gains (losses) on securities (both realized and
    unrealized) .................................................         1.78            (1.35)           (1.89)            0.04
                                                                       ----------------------------------------------------------

Total from investment operations ................................         1.73            (1.51)           (2.00)           (0.01)
                                                                       ----------------------------------------------------------
 Less distributions:
  Return of capital .............................................           --                --            --                 --
                                                                       ----------------------------------------------------------

Net asset value, end of period ..................................      $  8.21          $  6.48          $  7.99          $  9.99
                                                                       ==========================================================

Total return* ...................................................        26.70%          (18.90%)         (19.98%)          (0.10%)
                                                                       ==========================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $ 3,426          $ 2,744          $ 4,334          $ 4,461
Ratio of expenses to average net assets** .......................         1.40%            1.40%            1.40%            1.40%
Ratio of expenses to average net assets before
fee waivers and expense reimbursements** ........................         3.44%            1.61%            1.88%            1.47%
Ratio of net investment income (loss) to average net assets** ...        (1.32%)          (1.29%)          (1.34%)          (0.94%)
Ratio of net investment income (loss) to average net assets
 before fee waivers and expense reimbursements** ................        (3.35%)          (1.50%)          (1.81%)          (1.01%)
Portfolio turnover rate .........................................           35%             176%              78%              60%

(a)COMMENCEMENT OF OPERATIONS.

  *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

 **ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                                                   J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      J&B SMALL-CAP INTERNATIONAL FUND
                                                                                                                        DECEMBER 19,
                                                                   SIX MONTHS ENDED                                       2000(a)
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        DECEMBER 31, 2003      YEARS ENDED JUNE 30,            THROUGH
OUTSTANDING THROUGHOUT EACH PERIOD.                                  (UNAUDITED)         2003             2002         JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $  7.58          $  7.32          $  8.56          $ 10.00
                                                                       ----------------------------------------------------------
 Income from investment operations:
  Net investment income (loss) ..................................        (0.01)            0.02            (0.06)           (0.02)
  Net gains (losses) on securities (both realized and
    unrealized) .................................................         2.46             0.71            (1.18)           (1.42)
                                                                       ----------------------------------------------------------

Total from investment operations ................................         2.45             0.73            (1.24)           (1.44)
                                                                       ----------------------------------------------------------
 Less distributions:
  Return of capital .............................................           --            (0.47)              --               --
                                                                       ----------------------------------------------------------

Net asset value, end of period ..................................      $ 10.03          $  7.58          $  7.32          $  8.56
                                                                       ==========================================================

Total return* ...................................................        32.32%            9.77%          (14.45%)         (14.40%)
                                                                       ==========================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $ 4,762          $ 3,286          $ 2,993          $ 3,506
Ratio of expenses to average net assets** .......................         1.60%            1.60%            1.60%            1.60%
Ratio of expenses to average net assets before
fee waivers and expense reimbursements** ........................         3.68%            2.06%            2.71%            2.14%
Ratio of net investment income (loss) to average net assets** ...        (0.31%)          (0.03%)          (0.75%)          (0.36%)
Ratio of net investment income (loss) to average net assets
 before fee waivers and expense reimbursements** ................        (2.39%)          (0.49%)          (1.86%)          (0.90%)
Portfolio turnover rate .........................................           22%              62%             163%              37%

(a)COMMENCEMENT OF OPERATIONS.

  *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

 **ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

On November 24, 2003, the Board of Directors selected Deloitte as independent auditors of the Funds for the fiscal year ending June 30, 2004. Deloitte has confirmed to the Audit Committee of the Board of Directors ("Audit Committee") that they are independent auditors with respect to the Funds.

PricewaterhouseCoopers LLP ("PwC") served as independent auditors of the Funds for the fiscal year ended June 30, 2003. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of the Canadian subsidiary of RBC, the indirect parent company of J&B, the Fund's investment advisor at that time. PwC represented to the Funds that although the provision of these services may have impaired their independence under SEC rules, PwC personnel working on the audit of the Funds for the fiscal year ended June 30,2003, had no knowledge of the situation in Canada until after the audit of the Funds had been completed and the audited financial statements had been sent to the Funds' shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Funds for the fiscal year ending June 30, 2004. During the Funds' fiscal year ended June 30, 2003, PwC's audit reports concerning the Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit work for the fiscal year ended June 30, 2003, and through October 9, 2003, there were no disagreements between the Funds and PwC on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16                                                   J&B FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                J&B BABSON FUNDS
                              JONES & BABSON, INC.
                            MANAGER AND DISTRIBUTOR
                         A MEMBER OF THE GENERALI GROUP

                  P.O. BOX 219757, KANSAS CITY, MO 64121-9757


                                   TOLL FREE
                                 1-866-409-2550



                                                                 ---------------
J&B FUNDS                                                           PRSRT STD
P.O. Box 219757                                                   U.S. POSTAGE
Kansas City, MO 64121-9757                                            PAID
                                                                 PERMIT NO. 2891
                                                                 KANSAS CITY MO
                                                                 ---------------








JB3OOC (2/04)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
               Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]


         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J&B Funds
             ---------

By (Signature and Title)* /s/ Jennifer Lammers
                          -------------------------------
                              Jennifer Lammers, President

Date     3/9/04
    -----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Lammers
                          -------------------------------
                              Jennifer Lammers, President

Date     3/9/04
    -----------------

By (Signature and Title)* /s/ Christopher Tomas
                          -------------------------------
                              Christopher Tomas, Treasurer

Date     3/9/04
    -----------------




* Print the name and title of each signing officer under his or her signature.